Other Income (Tables)	6 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Schedule of Other Income
	Consolidated
	December 2024	December 2023
	$	$
Net foreign exchange gain	191,487	4,383
Research & Development – tax incentive	119,925	72,496
Other income	311,412	76,879